Significant Accounting Policies Concentration of Credit Risks (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Customer	four	four
Accounts Receivable [Member] | Customer Concentration Risk | Four Customers
Concentration Risk [Line Items]
Concentration Risk, Percentage	82.00%	46.80%
Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Customer	two	two	two
Revenue Benchmark [Member] | Customer Concentration Risk | Two Customers
Concentration Risk [Line Items]
Concentration Risk, Percentage	25.50%	29.30%	24.50%